Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 77,302	$ 17,731
Short-term investments		1,732
Accounts receivable, net	63,135	81,110
Prepayment and other current assets	13,103	2,544
Total current assets	153,540	103,117
Property, plant and equipment, net	242	251
Intangible assets, net	16,718	15,632
Deferred tax assets	56	760
Unamortized produced content, net	1,874	1,300
Right-of-use assets	1,298	1,689
Prepayment and other non-current assets, net	21,445	20,647
Total non-current assets	41,633	40,279
TOTAL ASSETS	195,173	143,396
Current liabilities:
Short-term bank loans	4,998	5,160
Accounts payable	12,878	7,887
Advances from customers	536	609
Accrued liabilities and other payables	2,251	11,291
Other taxes payable	13,104	7,894
Lease liabilities current	291	385
Due to related parties	500	730
Convertible promissory note - related party		1,400
Total current liabilities	34,558	35,356
Long-term bank loan		1,374
Lease liabilities non-current	1,127	1,386
Warrant liability	24	833
Total non-current liabilities	1,151	3,593
TOTAL LIABILITIES	35,709	38,949
Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2020 and December 31,2021; 57,886,352 and 68,122,402 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively)	7	6
Additional paid-in capital	25,629	9,159
Statutory reserve	1,224	648
Retained earnings	123,982	89,271
Accumulated other comprehensive income	8,069	4,892
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY	158,911	103,976
Non-controlling interest	553	471
TOTAL EQUITY	159,464	104,447
TOTAL LIABILITIES AND EQUITY	$ 195,173	$ 143,396